Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2023	2022

Current tax

Current year	4	(6)

Adjustments to prior years	(9)	(3)

Total current tax	(5)	(9)

Deferred tax

Origination / (reversal) of temporary differences	(247)	43

Changes in tax rates / bases	1	5

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8

Non-recognition of deferred tax assets	61	9

Adjustments to prior years	(27)	16

Total deferred tax	(204)	80

Income tax for the period (income) / charge	(209)	71

Summary of Reconciliation Between Standard and Effective Income Tax

Reconciliation between standard and effective income tax:	2023	2022

Result before tax	(391)	827

Income tax calculated using weighted average applicable statutory tax rates	(94)	188

Difference due to the effects of:

Non-taxable income	(39)	(103)

Non-tax deductible expenses	12	15

Changes in tax rate/base	1	24

Different tax rates on overseas earnings	3	3

Tax credits	(34)	(43)

Other taxes	-	(17)

Adjustments to prior years	(36)	12

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	9	8

Non-recognition of deferred tax assets	20	9

Tax effect of (profit) / losses from joint ventures and associates	(47)	(19)

Other	(3)	(7)

	(115)	(118)

Income tax for the period (income) / charge	(209)	71

Summary of Income Tax Related to Components of Other Comprehensive Income

	2023	2022
Items that will not be reclassified to profit and loss:

Remeasurements of defined benefit plans	17	(249)

Total items that will not be reclassified to profit and loss	17	(249)

Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of FVOCI investments	(487)	3,499

Revaluation reserve - Insurance contracts	397	(4,211)

Revaluation reserve - Reinsurance contracts	(126)	1,243

Changes in cash flow hedging reserve	42	42

Movement in foreign currency translation and net foreign investment hedging reserve	3	(12)

Total items that may be reclassified subsequently to profit and loss	(171)	561

Total income tax related to components of other comprehensive income	(154)	312

Summary of Income Tax Recognized Directly in Retained Earnings

	Note	2023	2022

Income tax related to equity instruments and other

Income tax related to equity instruments	26	17	2

Other		1	1

Total income tax recognized directly in retained earnings		18	3

Aegon Ltd. [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2023	2022

Current tax

Current tax	19	47

Income tax for the period (result) / charge	19	47

Reconciliation between standard and effective tax

Result before tax	(133)	(204)

Tax on result at Dutch corporate result tax rate	34	53

Differences due to the effect of:

Prior year adjustments	(2)	-

Non deductible expenses	(14)	(7)

Total	19	47